Company Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

1. Company Overview

Hycroft Mining Holding Corporation (formerly known as Mudrick Capital Acquisition Corporation (“MUDS”)) and its subsidiaries (collectively, “Hycroft”, the “Company”, “we”, “us”, “our”, “it”, “HYMC”) is a U.S.-based gold and silver company that is focused on developing its wholly owned Hycroft Mine in a safe, environmentally responsible, and cost-effective manner. The Hycroft Mine is located in the State of Nevada and the corporate office is located in Winnemucca, Nevada.

The Company restarted pre-commercial scale open pit mining operations at the Hycroft Mine during the second quarter of 2019 and began producing and selling gold and silver during the third quarter of 2019. The Company’s operating plan until November 2021 was primarily focused on developing the novel two-stage heap oxidation and leach process (“Novel Process”) detailed in the Hycroft Technical Report Summary (“TRS”), Heap Leaching Feasibility Study, prepared in accordance with the requirements of the Modernization Rules, with an effective date of July 31, 2019 (“2019 Hycroft TRS”). Subsequent to November 2021, the Company’s operating plan has been focused on advancing evaluations and developing technical studies for milling sulfide ore so that the Company can evaluate alternative processing technologies. Based upon the Company’s findings in 2021, including an analysis completed by an independent third-party research laboratory and independent reviews by two metallurgical consultants, the Company does not believe the Novel Process, as designed in the 2019 Hycroft TRS, is economic at current metal prices or those metal prices used in the 2019 Hycroft TRS. Additionally, as announced on November 10, 2021, as a result of current and expected ongoing cost pressures for many of the reagents and consumables used at the Hycroft Mine, and the timeline for completing the updated technical studies in early 2022, the Company discontinued pre-commercial scale mining at its ROM operation. The Company will continue producing gold and silver from ore on the leach pads as long as it is economic. In February 2022, Hycroft, along with its third-party consultants, completed and filed the Initial Assessment Technical Report Summary for the Hycroft Mine (“2022 Hycroft TRS”) which included a mineral resource estimate utilizing a milling and acid pressure oxidation (“Acid POX”) process for sulfide mineralization and heap leaching process for oxide and transition mineralization. The Company will continue to build on the work to date and investigate opportunities identified through progressing the technical and data analyses leading up to the 2022 Hycroft TRS and will provide an updated technical report at an appropriate time.

1. Company Overview

Hycroft Mining Holding Corporation (formerly known as Mudrick Capital Acquisition Corporation (“MUDS”)) and its subsidiaries (collectively, “Hycroft”, the “Company”, “we”, “us”, “our”, “it”, “HYMC”) is a U.S.-based gold and silver company that is focused on operating and developing its wholly owned Hycroft Mine in a safe, environmentally responsible, and cost-effective manner. The Hycroft Mine is located in the State of Nevada and the corporate office is located in Denver, Colorado.

The Company restarted pre-commercial scale open pit mining operations at the Hycroft Mine during the second quarter of 2019 and began producing and selling gold and silver during the third quarter of 2019. The Company’s operating plan until November 2021 was primarily focused on developing the novel two-stage heap oxidation and leach process (“Novel Process”) detailed in the Hycroft Technical Report Summary, Heap Leaching Feasibility Study, prepared in accordance with the requirements of the Modernization Rules, with an effective date of July 31, 2019 (“2019 Hycroft TRS”). Subsequent to November 2021, the Company’s operating plan has been focused on advancing evaluations and developing technical studies for milling sulfide ore so that the Company can evaluate alternative processing technologies. Based upon the Company’s findings in 2021, including an analysis completed by an independent third-party research laboratory and independent reviews by two metallurgical consultants, the Company does not believe the Novel Process, as currently designed in the 2019 Hycroft TRS, is economic at current metal prices or those metal prices used in the 2019 Hycroft TRS. Additionally, as announced on November 10, 2021, as a result of current and expected ongoing cost pressures for many of the reagents and consumables used at the Hycroft Mine, and the timeline for completing the updated technical studies in early 2022, the Company discontinued pre-commercial scale mining at its ROM operation. The Company will continue producing gold and silver from ore on the leach pads as long as it is economic and will right-size the workforce to meet ongoing operational requirements. In February 2022, Hycroft, along with its third-party consultants, completed and filed the Initial Assessment Technical Report Summary for the Hycroft Mine (“2022 Hycroft TRS”) which included a mineral resource estimate utilizing a milling and acid pressure oxidation (“Acid POX”) process for sulfide mineralization and heap leaching process for oxide and transition mineralization. The Company will continue to build on the work to date and investigate opportunities identified through progressing the technical and data analyses leading up to the 2022 Hycroft TRS and will provide an updated technical report at an appropriate time.

On May 29, 2020, the Company consummated the Recapitalization Transaction (as defined below) as contemplated by a purchase agreement dated January 13, 2020, as amended on February 26, 2020 (the “Purchase Agreement”), by and among the Company, MUDS Acquisition Sub, Inc. (“Acquisition Sub”) and Hycroft Mining Corporation (“Seller”). Pursuant to the Purchase Agreement, Acquisition Sub acquired all of the issued and outstanding equity interests of the direct subsidiaries of Seller and substantially all of the other assets of Seller and assumed substantially all of the liabilities of Seller in a business combination and reverse recapitalization transaction (the “Recapitalization Transaction”). See Note 3 - Recapitalization Transaction for further details.